Business combinations (Tables)	9 Months Ended
Sep. 30, 2021
Business combinations [Abstract]
Fair value of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the nine-month period ended September 30, 2021
	($ in thousands)
	Coso	Other	Total
Contracted concessional assets	381,160	125,858	507,018
Deferred tax asset	-	4,526	4,526
Other non-current assets	11,024	2,062	13,086
Cash & cash equivalents	6,363	13,976	20,339
Other current assets	16,371	45,900	62,271
Non-current Project debt	(248,544)	(38,804)	(287,348)
Current Project debt	(13,415)	(24,167)	(37,582)
Deferred tax liabilities	-	(771)	(771)
Other current and non-current liabilities	(22,959)	(63,933)	(86,892)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	56,360	186,360
Asset acquisition – purchase price paid	(130,000)	(53,312)	(183,312)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Net result of business combinations	-	-	-

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
($ in thousands)
Contracted concessional assets	172,321
Other non-current assets	355
Cash & cash equivalents	17,646
Other current assets	31,422
Non-current Project debt	(149,585)
Current Project debt	(8,680)
Other current and non-current liabilities	(15,561)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-